Other interest and similar income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Other interest and similar income	$ 14,900	$ 9,067	$ 12,008
Financial assets at fair value through profit or loss category
Financial assets
Other interest and similar income	14,900	9,067	12,008
Loans and advances - Credit institutions | Financial assets at fair value through profit or loss category
Financial assets
Other interest and similar income	8,002	1,543	2,997
Loans and advances - Customers | Financial assets at fair value through profit or loss category
Financial assets
Other interest and similar income	785	507	804
Debt instruments | Financial assets at fair value through profit or loss category
Financial assets
Other interest and similar income	$ 6,113	$ 7,017	$ 8,207